Long-Term Debt And Loans Payable (Tables)	12 Months Ended
Dec. 31, 2011
Long Term Debt And Loans Payable [Abstract]
Schedule Of Long-Term Debt Future Sinking Fund Payments And Debt Maturities

Interest Rate Range			2012	2013	2014	2015	2016	Thereafter

0.00	% to	0.99%	$367	$367	$365	$368	$366	$4,944
1.00	% to	1.99%	2,177	2,469	2,336	2,292	2,206	18,550
2.00	% to	2.99%	805	819	836	864	884	8,590
3.00	% to	3.99%	2,105	2,173	2,247	2,325	2,397	15,346
4.00	% to	4.99%	233	21,839	27,246	258	11,065	499,585
5.00	% to	5.99%	31,447	499	51,604	44,069	16,817	526,824
6.00	% to	6.99%	-	-	-	12,000	-	51,253
7.00	% to	7.99%	1,115	447	379	409	442	26,203
8.00	% to	8.99%	244	349	376	405	437	32,146
9.00	% to	9.99%	4,060	5,887	700	700	700	26,400
10.00% to 10.99%			-	-	-	-	-	6,000
Total			$42,553	$34,849	$86,089	$63,690	$35,314	$1,215,841